                      SEMIANNUAL REPORT / SEPTEMBER 30 2001

                         AIM HIGH INCOME MUNICIPAL FUND


                                  [COVER IMAGE]


                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                                  [COVER IMAGE]

                     -------------------------------------

                           SPRINGTIME IN CENTRAL PARK

                             BY JANE WOOSTER SCOTT

                     PARKS AND SIMILAR ATTRACTIONS CAN BE A

                  STIMULUS TO OTHER PROJECTS IN THE IMMEDIATE

                   AREA. IN SELECTING SECURITIES FOR AIM HIGH

                    INCOME MUNICIPAL FUND, WE LOOK FOR BONDS

                   THAT ARE SUPPORTED WITH REVENUE GENERATED

                    BY WELL-MANAGED PROJECTS THAT MAKE GOOD

                                ECONOMIC SENSE.

                     -------------------------------------

For shareholders who seek a high level of current income exempt from federal taxes by investing in a diversified portfolio of fixed-income securities.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM High Income Municipal Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales-charge structure and class expenses.
o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed tax rate.
o   Had the advisor not absorbed expenses, returns would have been lower.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price.
o Investing in higher-yielding, lower-rated municipal bonds, commonly known as junk bonds, has a greater risk of price fluctuation and loss of principal and income than higher-rated general obligation municipal bonds and U.S. government securities (such as U.S. Treasury bills, notes and bonds), for which the government guarantees repayment of principal and interest if held to maturity.
o Revenue bonds are issued to finance public-works projects and are supported directly by the project's revenues. General obligation (GO) bonds are backed by the full faith and credit (including the taxing and further borrowing power) of a state or municipality. Revenue bonds often are considered more attractive, since many public-works projects (water and sewer improvements, for example) are necessities, and demand for them remains constant regardless of economic conditions. Escrowed and pre-refunded bonds are bonds whose repayment is guaranteed by the funds from a second bond issue, which are usually invested in U.S. Treasury bonds.
o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Lipper High Yield Municipal Debt Fund Index represents an average of the 30 largest high-yield municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS
        NEITHER GUARANTEED NOR INSURED BY THE FEDERAL DEPOSIT INSURANCE
      CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU
                     COULD LOSE SOME OR ALL OF YOUR MONEY.

       This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

                         AIM HIGH INCOME MUNICIPAL FUND

                    Dear Fellow Shareholder:

[PHOTO OF           This report covers the six-month period ended September 30,
ROBERT H.           2001, a period that saw one of the greatest tragedies ever
GRAHAM]             experienced by our nation. Municipal bonds have proven their worth during this period. Equity markets continued to be volatile, while municipals in general, and your fund in particular, outperformed such popular stock benchmarks as the Dow Jones Industrials and the S&P 500. Municipal bonds also held their value well in the wake of the terrorist attacks and the uncertainty they engendered.
                        In addition, while tax law revisions of 2001 lowered
                    marginal federal income tax rates, the changes were minimal and incremental and have barely altered the tax-equivalent yields on municipal securities. All in all, the wisdom of having a portion of your portfolio in these securities has been borne out.

RESILIENT NATION AND MARKETS
Our nation appears to be coping well after the terrorist attacks of September. Within about a month, equity markets had regained all the value they lost in the wake of the attack, and as already noted, fixed-income markets, including municipal bond markets, stood up well. It is gratifying to note that after the catastrophe, normalcy returned so quickly to our critical systems, including our financial systems. Our government and financial industry regulators succeeded in maintaining orderly markets and sufficient levels of liquidity, as they have in past emergencies.

WHAT SHOULD INVESTORS DO NOW?
In view of the events of September 11, many of our shareholders have asked us what they should do about their investments. We at AIM intend to stay concentrated on the long term, and we think that is the most advisable course for our shareholders as well. Now more than ever, we encourage you to stay in touch with your financial advisor. He or she is familiar with the goals and time horizon you have established for your investments and can help you stay focused on those goals. Making abrupt changes to your portfolio on the basis of short-term emotional events rarely proves beneficial.
    We understand that the last six months have been challenging for many investors. Even before the terrorist attack, the slowdown in both the economy and the equity markets had been more persistent than anyone anticipated. Nevertheless, we remain confident that, in time, markets will recover, though we cannot predict when. We continue to caution investors to think long term.

YOUR PORTFOLIO MANAGERS COMMENT
In the pages that follow, your portfolio managers discuss your fund in further detail: what market conditions were like during the six-month reporting period, how your fund performed and how they have managed your fund. We hope you find their comments informative.
    If you have any questions or comments, please contact us anytime through our Web site, www.aimfunds.com. Our Client Services Department at 800-959-4246 operates during normal business hours. Information about your account is always available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

                         AIM HIGH INCOME MUNICIPAL FUND

INVESTORS MOVE TO MUNICIPAL BONDS AS MARKET VOLATILITY INCREASES

WHAT HAVE BEEN THE PREVAILING CONDITIONS IN THE MUNICIPAL BOND MARKET?
While the major stock market indexes have continued to move downward, the municipal bond market has been strong. AIM High Income Municipal Bond Fund has also posted positive returns. Excluding sales charges, total returns for the six months ended September 30, 2001, were 4.63%, 4.09%, and 4.09%, for Class A, Class B, and Class C shares, respectively. Additionally, municipal bonds remained a good source of income--and much of that income is exempt from federal taxes, which makes overall returns even better.
    The high income municipal bond market has enjoyed net inflows of new money over the past year. As a result, demand for high yield municipal bonds has been strong. With issuance so far this year lower than what it has been in the past, we have seen price appreciation of current holdings and downward pressure on yields for new issue securities. We do expect that prior to this year's end, new issuance will pick up. The net inflows have allowed us to grow the fund and to participate in more issues at good yield levels. Though the declining interest rate environment has pushed yields down, the fund's tax-equivalent yield has remained strong, as shown in the table below.

WHAT HAS BEEN THE EFFECT OF THE TERRORIST ATTACKS ON SEPTEMBER 11?
First of all, the devastating attacks of September 11 created a great deal of uncertainty in the markets. Many investors moved further out of equities and into other investments. Some industries, including the airlines, took particularly hard hits in the days after the attack, although government intervention should help. So far, the municipal bond market has been relatively unaffected.
    As in most other markets, the largest effect of September 11 has been seen in the valuation of airline and hotel holdings, which fell sharply in the days after the attack. Prices have now stabilized at higher levels, but they are still down from where they were on September 10, the day before the attacks. The fund had 5% of its net assets in airline bonds. With the government bailout package announced, and cash soon to be paid to the airlines, we do not expect further credit deterioration (in the absence of any further attacks). Also, the fund buys bonds that finance specific projects, and such bonds typically have first mortgages, leasehold mortgages, or other forms of collateral pledged to them. Thus, the downside of volatility and potential risk is cushioned somewhat.

HAVE THERE BEEN MANY DEFAULTS OR A SUBSTANTIAL FLIGHT TO HIGHER QUALITY BONDS? The municipal bond markets have behaved very well. We have not seen any notable flight away from the high-yield sectors, as there has been in corporate bonds. In corporate bonds, investors have been moving away from lower-rated, higher yielding bonds, as they move to higher quality bonds for security. However, we have not seen this in the municipal bond market, because municipal bonds are affected less directly by the declining market. The high-income part of the municipal bond market has had net inflows for the year. In fact, the fund had an increase in net assets for the quarter ended September 30, 2001. Many investors have been moving out of equities and into municipal bonds, including higher-yielding municipal bonds, as they search for ways to preserve value.

WHAT CHANGES HAVE YOU MADE IN THE PORTFOLIO?
The main change to the fund has been a

HIGH INCOME MUNICIPAL FUND -  DISTRIBUTION RATE AND YIELD
As of 9/30/01

================================================================================
            30-DAY                                30-DAY
        DISTRIBUTION RATE                      SEC YIELD AT
           AT NET ASSET   TAXABLE EQUIVALENT     MAXIMUM      TAXABLE EQUIVALENT
              VALUE       DISTRIBUTION RATE*  OFFERING PRICE  30-DAY SEC YIELD*

CLASS A       6.13%             10.07%             5.86%             9.62%

CLASS B       5.39               8.85              5.39              8.85

CLASS C       5.39               8.85              5.39              8.85

*Assumes highest marginal federal tax rate of 39.1%
================================================================================

TOTAL RETURNS AT NET ASSET VALUE
Six months ended 9/30/01

================================================================================

       4.63%           4.09%            4.09%          3.48%          3.34%

    HIGH INCOME     HIGH INCOME      HIGH INCOME       LEHMAN        LIPPER
     MUNICIPAL       MUNICIPAL        MUNICIPAL        MUNICIPAL    HIGH YIELD
     BOND FUND       BOND FUND        BOND FUND       BOND INDEX    MUNICIPAL
      CLASS A         CLASS B          CLASS C                      DEBT FUND
                                                                     INDEX
================================================================================

          See important fund and index disclosures inside front cover.

                         AIM HIGH INCOME MUNICIPAL FUND

PORTFOLIO COMPOSITION
As of 9/30/01, based on total net assets

================================================================================
TOP FIVE HOLDINGS
--------------------------------------------------------------------------------
                                           COUPON       MATURITY       % OF
                                                                    PORTFOLIO

1. Florida (State of)
   Capital Trust Agency                    3.600%       12/01/32       2.59

2. Overland Park
   (City of) Development Corp.             7.375%        1/01/32       1.83

3. Onodaga (County of)
   Industrial Development Agency            7.00%       11/01/30       1.83

4. Beaver (County of)
   Industrial Development Authority        7.625%       05/01/25       1.51

5. Boulder (City of)                       5.850%       01/01/22       1.47

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.

================================================================================


================================================================================
CREDIT RATING OF HOLDINGS
--------------------------------------------------------------------------------
AA 1.55%

AAA 4.89%

BBB 20.31%                          PIE CHART

A 4.29%

B 2.82%

BB 4.32%

NOT RATED 61.82%



AVEARAGE RATING: BB
================================================================================

conscious effort to add liquidity by lowering the percentage of non-rated securities the fund owns--about 62% of net assets, as of September 30--and increasing the percentage of rated bonds. We have increased the hospital and health care holdings. At the end of the reporting period, the hospital sector was the top sector that the fund was invested in, followed by multi-family housing and nursing homes. The top five states were Pennsylvania, Texas, Florida, Colorado, and New York, in that order. We have continued to upgrade the coupons in the fund. The fund remains close to fully invested, and liquidity is not a problem. Finally, we continued to moderate the net asset value of the fund by reducing the duration and purchasing bonds in the intermediate to long-term sectors depending on relative value, rather than buying the long end exclusively. As of September 30, 2001, the fund had 161 holdings, with a weighted average maturity of 22.28 years. Approximately 97% of the holdings were revenue bonds, and the average duration was 8.18 years.

ANY CLOSING THOUGHTS?
    Ongoing volatility in the equity markets in the wake of the September attacks may continue to make bonds an attractive investment alternative. The relative security and tax advantages of municipal bonds, along with potentially higher yields, make high income municipal bonds stand out in the current market.

AVERAGE ANNUAL TOTAL RETURNS

As of 9/30/01 including sales charges

================================================================================
                                                          AFTER TAXES ON
                                         AFTER TAXES       DISTRIBUTIONS
                                             ON             AND SALE OF
                        BEFORE TAXES    DISTRIBUTIONS       FUND SHARES

CLASS A SHARES
  Inception (1/2/98)        0.91%           0.91               1.84
  1 Year                    3.39            3.39               4.54

CLASS B SHARES
  Inception (1/2/98)        0.75%           0.75               1.60
  1 Year                    2.68            2.68               3.88

CLASS C SHARES
  Inception (1/2/98)        1.43%           1.43               2.13
  1 Year                    6.68            6.68               6.31

================================================================================

GROWTH OF NET ASSETS

================================================================================

          $95.3              $114.8
         MILLION            MILLION

       NET ASSETS          NET ASSETS
          AS OF               AS OF
         3/31/01             9/30/01


After-tax returns include sales charges and are calculated using the historic highest individual federal marginal income tax rate (39.1%) and do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

================================================================================

          See important fund and index disclosures inside front cover.

                         AIM HIGH INCOME MUNICIPAL FUND

AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information.
    To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]

 A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
        Funds--Registered Trademark-- o AMVESCAP National Trust Company

SCHEDULE OF INVESTMENTS
September 30, 2001
(Unaudited)

                                                PAR        MARKET
                                               (000)       VALUE
MUNICIPAL OBLIGATIONS-99.78%

ARIZONA-0.83%

Pima (County of) Industrial Development
  Authority (Health Care Facilities); Series
  2000 A RB
  8.25%, 11/15/22                              $  640   $    645,082
--------------------------------------------------------------------
  8.50%, 11/15/32                                 300        301,554
====================================================================
                                                             946,636
====================================================================

CALIFORNIA-1.33%

California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.75%, 03/01/19                               1,000      1,100,180
--------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Keck Graduate Institute); Series
  2000 RB
  6.75%, 06/01/30                                 390        425,915
====================================================================
                                                           1,526,095
====================================================================

COLORADO-6.87%

Colorado (State of) Education & Cultural
  Facilities Authority (Academy Charter
  School Project); Series 2000 RB
  7.13%, 12/15/30                               1,195      1,281,231
--------------------------------------------------------------------
Colorado (State of) Education & Cultural
  Facilities Authority (Charter School-Peak
  to Peak Project); Series 2001 RB
  7.63%, 08/15/31                                 500        476,840
--------------------------------------------------------------------
Colorado (State of) Education & Cultural
  Facilities Authority (Charter
  School-Universal Lab School Project);
  Series 2001 RB
  6.13%, 06/01/21                                 150        149,221
--------------------------------------------------------------------
  6.25%, 06/01/31                                 500        491,995
--------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Portercare Adventist Health);
  Hospital Series 2001 RB
  6.50%, 11/15/31                                 500        529,660
--------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Vail Valley Medical Center
  Project); Series 2001 RB
  5.80%, 01/15/27                               1,050      1,038,901
--------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Volunteers of America); Health
  and Residential Care Facilities Series 1999
  A RB
  6.00%, 07/01/29                                 850        714,816
--------------------------------------------------------------------
Denver (City of) Health and Hospital
  Authority; Health Care Facilities Series
  2001 A RB
  6.00%, 12/01/31                                 750        755,602
--------------------------------------------------------------------
Saddle Rock (City of) South Metropolitan
  District No. 2 (Mill Levy Obligation);
  Limited Tax Series 2000 GO
  7.20%, 12/01/19                                 650        673,159
--------------------------------------------------------------------
St. Vincent General Hospital District;
  Series 1999 RB
  6.00%, 12/01/19                                 885        784,712
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
COLORADO-(CONTINUED)

University of Northern Colorado (Auxiliary
  Facility System); Refunding and Improvement
  Series 2001 RB
  5.00%, 06/01/23(a)                           $1,000   $    992,090
====================================================================
                                                           7,888,227
====================================================================

CONNECTICUT-0.31%

Connecticut (State of) Development Authority
  (Watson Foods Co., Inc. Project);
  Series 1998 IDR
  5.90%, 06/01/28(b)                              415        357,303
====================================================================

DISTRICT OF COLUMBIA-0.73%

District of Columbia (Tobacco Settlement
  Financing Corp.); Asset Backed Series 2001
  RB
  6.50%, 05/15/33                                 750        832,650
====================================================================

FLORIDA-9.49%

Fishhawk (District of) Community Development;
  Special Assessment Series 1996 GO
  7.63%, 05/01/18                                 970      1,050,209
--------------------------------------------------------------------
Florida (State of) Capital Trust Agency
  (Reliance Community Revitalization);
  Multifamily Housing VRD Series 1999-B RB
  2.43%, 12/01/32(c)(d)                         2,968      2,968,000
--------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist/Sunbelt Health
  System); Hospital Series 2001 A RB
  6.00%, 11/15/31                                 500        509,890
--------------------------------------------------------------------
Lexington Oaks (District of) Community
  Development; Special Assessment
  Series 2000 B GO
  6.70%, 05/01/07                                 675        696,310
--------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mt. Sinai Medical Center);
  Hospital Series 2001 A RB
  6.70%, 11/15/19                               1,000      1,047,010
--------------------------------------------------------------------
Orange (County of) Housing Finance Authority
  (Brentwood Park Apartments Project);
  Multifamily Housing Series 1998 G RB
  6.40%, 07/01/32                               1,490      1,422,563
--------------------------------------------------------------------
Orange (County of) Housing Finance Authority
  (Palm West Apartments Project); Multifamily
  Housing Series 1999 B RB
  6.50%, 03/01/34                               1,000        938,600
--------------------------------------------------------------------
Poinciana (District of) Community
  Development; Special Assessment Series 2000
  A GO
  7.13%, 05/01/31                               1,000      1,048,950
--------------------------------------------------------------------
Sumter (County of) Industrial Development
  Authority (Wecare Nursing Center Project);
  Health Care Facilities Series 1999 A RB
  6.75%, 04/01/29                               1,405      1,209,860
====================================================================
                                                          10,891,392
====================================================================

                                                PAR        MARKET
                                               (000)       VALUE

GEORGIA-2.76%

Fulton (County of) Housing Authority (Azalea
  Manor Project); Multifamily Housing Series
  1998 RB
  6.50%, 02/01/28                              $  780   $    724,480
--------------------------------------------------------------------
Fulton (County of) Housing Authority
  (Washington Court Project); Multifamily
  Housing Series 1998 RB
  6.40%, 02/01/19                                 745        711,192
--------------------------------------------------------------------
  6.50%, 02/01/28                                 225        208,984
--------------------------------------------------------------------
Rockdale (County of) Development Authority
  (Visy Paper, Inc. Project); Solid Waste
  Disposal Series 1993 IDR
  7.50%, 01/01/26(b)                            1,500      1,526,700
====================================================================
                                                           3,171,356
====================================================================

ILLINOIS-5.04%

Crestwood (City of); Tax Increment Refunding
  Non-Qualified Series 1994 RB
  7.25%, 12/01/08                                 100        105,832
--------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  2.40%, 08/01/26(d)                              348        348,000
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bethesda Home & Retirement);
  Series 1999 A RB
  6.25%, 09/01/14                                 500        505,380
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bohemian-Tabor Hills); Refunding
  Series 1998 A RB
  5.90%, 11/15/24                                 775        650,822
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lifelink Corp. Obligation
  Group); Refunding Series 1998 RB
  5.70%, 02/15/24                                 850        697,042
--------------------------------------------------------------------
  5.85%, 02/15/20                                 350        301,588
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lutheran Senior Ministries
  Obligation Group); Series 2001 A RB
  7.38%, 08/15/31                               1,280      1,280,346
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (SwedishAmerican Hospital);
  Series 2000 RB
  6.88%, 11/15/30                                 700        754,194
--------------------------------------------------------------------
Round Lake Beach (City of); Tax Increment
  Refunding Series 1993 RB
  7.50%, 12/01/13                               1,000      1,044,190
--------------------------------------------------------------------
Saint Charles (City of) (Tri-City Center
  Associates Ltd. Project); Series 1993 IDR
  (LOC-Old Kent Bank)
  7.50%, 11/01/13                                 100        101,266
====================================================================
                                                           5,788,660
====================================================================

INDIANA-0.88%

Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding Series 1991
  PCR
  5.75%, 08/01/21                               1,000      1,010,170
====================================================================

                                                PAR        MARKET
                                               (000)       VALUE

IOWA-0.09%

Iowa (State of) Finance Authority (Park West
  Housing Project); Multifamily Refunding
  Series 1993 RB
  8.00%, 10/01/23                              $  100   $    100,989
====================================================================

KANSAS-2.92%

Hutchinson (City of) Health Care Facilities
  (Wesley Towers Inc.); Refunding &
  Improvement Series 1999 A RB
  6.25%, 11/15/19                                 750        677,010
--------------------------------------------------------------------
Lawrence (City of) Commercial Development
  (Holiday Inn Project); Senior Refunding
  Series 1997 A RB
  8.00%, 07/01/16                                  40         41,458
--------------------------------------------------------------------
Olathe (City of) Senior Living Facility
  (Aberdeen Village Inc.); Series 2000 A RB
  7.00%, 05/15/20                                 200        205,388
--------------------------------------------------------------------
  7.50%, 05/15/24                                 330        333,716
--------------------------------------------------------------------
Overland Park (City of) Development Corp.
  (Overland Park Project); First Tier Series
  2001 A RB
  7.38%, 01/01/32                               2,000      2,097,200
====================================================================
                                                           3,354,772
====================================================================

KENTUCKY-2.02%

Jefferson (County of) Health Facilities
  (Beverly Enterprises Inc. Project);
  Refunding Series 1999 RB
  5.88%, 08/01/07                                 675        663,640
--------------------------------------------------------------------
Kenton (County of) Airport Board (Delta
  Airlines Project); Special Facilities
  Series
  1992 A RB 7.13%, 02/01/21(b)                    750        687,907
--------------------------------------------------------------------
  1992 B RB 7.25%, 02/01/22                       500        463,970
--------------------------------------------------------------------
Newport (City of) Public Properties Corp.
  (Public Parking & Plaza); First Mortgage
  Series 2000 A-1 RB
  8.50%, 01/01/27                                 500        500,340
====================================================================
                                                           2,315,857
====================================================================

MARYLAND-2.51%

Howard (County of); Retirement Community
  Series 2000 A RB
  7.88%, 05/15/21                                 780        791,450
--------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (University Village at Sheppard
  Pratt); Student Housing Series 2001 RB
  6.00%, 07/01/33                                 500        505,405
--------------------------------------------------------------------
Maryland (State of) Health and Higher
  Education Facilities Authority (Collington
  Episcopal Project); Series 2001 RB
  6.75%, 04/01/23                                 500        504,495
--------------------------------------------------------------------
Maryland (State of) Health and Higher
  Education Facilities Authority (University
  of Maryland Medical System); Series 2000 RB
  6.75%, 07/01/30                               1,000      1,082,550
====================================================================
                                                           2,883,900
====================================================================

                                                PAR        MARKET
                                               (000)       VALUE

MASSACHUSETTS-1.95%

Massachusetts (State of) Development
  Financing Agency (Briarwood Project);
  Series 2001 B RB
  7.50%, 12/01/16                              $  500   $    504,815
--------------------------------------------------------------------
  7.88%, 12/01/15                               1,000      1,043,240
--------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Christopher House);
  Refunding Series 1999 A RB
  6.88%, 01/01/29                                 750        685,305
====================================================================
                                                           2,233,360
====================================================================

MICHIGAN-4.02%

Garden City (City of) Hospital Finance
  Authority (Garden City Hospital Obligated
  Group); Hospital Refunding Series 1998 A RB
  5.75%, 09/01/17                               1,500      1,099,515
--------------------------------------------------------------------
Gogebic (County of) Hospital Finance
  Authority (Grand View Health System Inc.);
  Refunding Series 1999 RB
  5.88%, 10/01/16                                 920        835,093
--------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Spectrum Health Project); Series 2001 A RB
  5.25%, 01/15/21                                 665        653,083
--------------------------------------------------------------------
Mecosta (County of) General Hospital;
  Refunding Unlimited Tax Series 1999 GO
  6.00%, 05/15/18                                 500        466,595
--------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Detroit Academy); Public School Academy
  Series A 2001 RB
  7.90%, 10/01/21                                 500        532,175
--------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (YMCA Service Learn Academy); Public School
  Academy Series 2001 RB
  7.75%, 10/01/31                                 500        525,005
--------------------------------------------------------------------
Michigan (State of) Strategic Fund Ltd.
  Obligation (Detroit Edison Pollution
  Control); Refunding Series 2001 C RB
  5.45%, 09/01/29                                 500        501,110
====================================================================
                                                           4,612,576
====================================================================

MINNESOTA-4.82%

Glencoe (City of) Health Care Facilities
  (Glencoe Regional Health Services Project);
  Series 2001 RB
  7.40%, 04/01/21                                 250        258,810
--------------------------------------------------------------------
  7.50%, 04/01/31                                 500        517,530
--------------------------------------------------------------------
Little Falls (City of) Senior Housing
  (Bridgeway Estates Project); Series 2000 RB
  7.50%, 11/01/35                                 500        503,380
--------------------------------------------------------------------
Minneapolis (City of) Health Care Facility
  (Ebenezer Society Project); Series 1993 A
  RB
  7.00%, 07/01/12                                 100         99,746
--------------------------------------------------------------------
Minneapolis (City of) Health Care Facility
  (Shelter Care Foundation); Series 1999 A RB
  6.00%, 04/01/10                               1,000        950,800
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
MINNESOTA-(CONTINUED)

Moorhead (City of) Economic Development
  Authority (Eventide Housing Development
  Project); Multifamily Refunding Series 1998
  A RB
  6.00%, 06/01/18                              $  500   $    475,110
--------------------------------------------------------------------
Richfield (City of) Senior Housing;
  Series 2000 A RB
  6.75%, 02/01/14                                 300        315,678
--------------------------------------------------------------------
  7.38%, 02/01/19                                 435        444,557
--------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Community of Peace Academy
  Project); Series 2001 A RB
  7.38%, 12/01/19                                 750        758,985
--------------------------------------------------------------------
St. Paul (City of) Port Authority and Hotel
  Facility (Radisson Kellogg Project); Series
  1999 2 RB
  7.38%, 08/01/29                               1,225      1,211,831
====================================================================
                                                           5,536,427
====================================================================

MISSISSIPPI-0.23%

Ridgeland (City of) Urban Renewal (The
  Orchard Limited Project); Refunding Series
  1993 A RB
  7.75%, 12/01/15                                 250        260,510
====================================================================

MISSOURI-2.97%

Fenton (City of) Tax Increment (Dierbergs
  Project); Refunding & Improvement Series
  2000 RB
  7.25%, 10/01/21                               1,300      1,348,659
--------------------------------------------------------------------
Fenton (City of) Tax Increment (Gravois
  Bluffs Project); Refunding & Improvement
  Series 2001 RB
  7.00%, 10/01/21                               1,050      1,108,999
--------------------------------------------------------------------
St. Louis (City of) Airport; Series 2000 RB
  6.00%, 01/01/08                                 500        525,125
--------------------------------------------------------------------
Valley Park (City of) Industrial Development
  Authority (Cape Albeon Project); Senior
  Housing Series 1998 RB
  6.15%, 12/01/33                                 500        431,200
====================================================================
                                                           3,413,983
====================================================================

NEVADA-2.37%

Boulder (City of) (Boulder City Hospital Inc.
  Project); Hospital Refunding Series 1998 RB
  5.85%, 01/01/22                               2,000      1,686,140
--------------------------------------------------------------------
Clark (County of) (Nevada Power Co. Project);
  Series 1992 C IDR
  7.20%, 10/01/22                               1,000      1,035,180
====================================================================
                                                           2,721,320
====================================================================

NEW HAMPSHIRE-0.93%

New Hampshire (State of) Business Financial
  Authority (Alice Peck Day Health System);
  Series 1999 A RB
  6.88%, 10/01/19                               1,050      1,024,107
--------------------------------------------------------------------
New Hampshire (State of) Higher Educational &
  Health Facilities Authority (Daniel Webster
  College); Series 1994 RB
  7.63%, 07/01/04(e)(f)                            10         11,273
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
NEW HAMPSHIRE-(CONTINUED)

New Hampshire (State of) Higher Educational &
  Health Facilities Authority (Franklin
  Pierce College); Unrefunded Series 1994 RB
  6.00%, 10/01/18                              $   30   $     28,993
====================================================================
                                                           1,064,373
====================================================================

NEW JERSEY-5.90%

New Jersey (State of) Economic Development
  Authority (Continental Airlines Inc.
  Project);
  Special Facility Series 1999 RB
    6.25%, 09/15/19(b)                            400        323,348
--------------------------------------------------------------------
    6.40%, 09/15/23(b)                          1,160        932,014
--------------------------------------------------------------------
  Special Facility Series 2000 RB
    7.00%, 11/15/30(b)                            500        425,600
--------------------------------------------------------------------
    7.20%, 11/15/30(b)                            425        370,982
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Hamilton Continued Care); First
  Mortgage Series 2000 A RB
  8.35%, 11/01/30                               1,200      1,225,932
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Seashore Gardens Project); First
  Mortgage Series 2001 RB
  8.00%, 04/01/23                                 800        807,768
--------------------------------------------------------------------
  8.00%, 04/01/31                                 500        501,855
--------------------------------------------------------------------
New Jersey (State of) Educational Facilities
  Authority (Beth Medrash Govohoa America);
  Series 2000 G RB
  6.38%, 07/01/20                                 605        625,546
--------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994 RB
  7.25%, 07/01/14                                  50         50,955
--------------------------------------------------------------------
  7.25%, 07/01/27                               1,500      1,505,730
====================================================================
                                                           6,769,730
====================================================================

NEW YORK-6.37%

Monroe (County of) Industrial Development
  Agency (Woodland Village Project); Civic
  Facility Series 2000 RB
  8.55%, 11/15/32                               1,000      1,022,140
--------------------------------------------------------------------
New York (State of) Industrial Development
  Agency (Marymount Manhattan College
  Project); Civic Facility Series 1993 RB
  7.00%, 07/01/03(e)(f)                           150        163,635
--------------------------------------------------------------------
New York (State of) Industrial Development
  Agency (Field Hotel Associates LP);
  Refunding Series 1998 IDR
  5.80%, 11/01/13                                 475        445,151
--------------------------------------------------------------------
New York (City of) Industrial Development
  Agency (Polytechnic University Project);
  Civic Facility Series 2000 RB
  6.13%, 11/01/30                                 500        522,210
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
NEW YORK-(CONTINUED)

Onondaga (County of) Industrial Development
  Agency (Solvay Paperboard LLC Project);
  Solid Waste Disposal Facility Refunding
  Series 1998 IDR
  7.00%, 11/01/30(b)                           $2,000   $  2,094,220
--------------------------------------------------------------------
Suffolk (County of) Industrial Development
  Agency (Spellman High Voltage Facility);
  Series 1997 A IDR
  6.38%, 12/01/17(b)                              350        330,946
--------------------------------------------------------------------
Syracuse (City of) Industrial Development
  Agency (Jewish Home); First Mortgage Series
  2001 A RB
  7.34%, 03/01/31                                 500        500,915
--------------------------------------------------------------------
  7.38%, 03/01/21                                 350        354,686
--------------------------------------------------------------------
Westchester (County of) Industrial
  Development Agency (Hebrew Hospital Senior
  Housing Inc.); Continuing Care Retirement
  Series 2000 A RB
  7.00%, 07/01/21                                 600        606,228
--------------------------------------------------------------------
  7.38%, 07/01/30                                 500        511,995
--------------------------------------------------------------------
Yonkers (City of) Industrial Development
  Agency (St. Johns Riverside Hospital
  Project); Civic Facility Series 2001 A RB
  7.13%, 07/01/31                                 720        760,586
====================================================================
                                                           7,312,712
====================================================================

NORTH DAKOTA-0.34%

Grand Forks (City of) Senior Housing (4000
  Valley Square Project); Special Term Series
  1997 RB
  6.38%, 12/01/34(g)                              500        386,360
====================================================================

OHIO-3.54%

Cuyahoga (County of) Hospital Facilities
  (Canton Inc. Project); Series 2000 RB
  7.50%, 01/01/30                                 750        826,290
--------------------------------------------------------------------
Fairfield (City of) Economic Development
  (Beverly
  Enterprises Inc. Project); Refunding Series
  1992 RB
  8.50%, 01/01/03                                  70         71,117
--------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (Ohio Presbyterian); Series 2001 A RB
  7.13%, 07/01/29                                 500        500,120
--------------------------------------------------------------------
Lucas (County of) Health Care Facility
  (Sunset Retirement Communities); Refunding
  & Improvement Series 2000 A RB
  6.50%, 08/15/20                                 500        519,120
--------------------------------------------------------------------
  6.55%, 08/15/24                                 500        519,075
--------------------------------------------------------------------
Madison (County of) (Madison County Hospital
  Project); Hospital Improvement Refunding
  Series 1998 RB
  6.25%, 08/01/18                                 880        789,589
--------------------------------------------------------------------
  6.40%, 08/01/28                                 945        838,328
====================================================================
                                                           4,063,639
====================================================================

OREGON-0.46%

Oregon (State of) Health Housing Educational
  & Cultural Facilities Authority (Linfield
  College Project); Series 2000 A RB
  6.63%, 10/01/20                                 500        526,550
====================================================================

                                                PAR        MARKET
                                               (000)       VALUE

PENNSYLVANIA-11.91%

Allegheny (County of) Hospital Development
  Authority (Covenant at South Hills); Series
  2001 A RB
  8.63%, 02/01/21                              $  500   $    513,920
--------------------------------------------------------------------
  8.75%, 02/01/31                                 500        514,755
--------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Villa St. Joseph of Baden);
  Health Care Facilities Series 1998 RB
  6.00%, 08/15/28                               1,000        842,620
--------------------------------------------------------------------
Beaver (County of) Industrial Development
  Authority (Cleveland Electric Project);
  Refunding Series 1995 PCR
  7.63%, 05/01/25                               1,600      1,732,784
--------------------------------------------------------------------
Chartiers Valley (City of) Industrial &
  Commercial Development Authority (Asbury
  Health Center); First Mortgage Refunding
  Series 1999 RB
  6.38%, 12/01/19                               1,000        931,310
--------------------------------------------------------------------
Clarion (County of) Industrial Development
  Authority (Beverly Enterprises Inc.
  Project); Refunding Series 2001 RB
  7.38%, 12/01/08                                 500        510,930
--------------------------------------------------------------------
Crawford (County of) Hospital Authority
  (Wesbury United Methodist Community);
  Senior Living Facilities Series 1999 RB
  6.25%, 08/15/29                                 750        698,670
--------------------------------------------------------------------
Cumberland (County of) Industrial Development
  Authority (Woods Cedar Run); First Mortgage
  Refunding Series 1998 A RB
  6.50%, 11/01/18                               1,000        893,870
--------------------------------------------------------------------
Lancaster (County of) Hospital Authority
  (Saint Anne's Home); Series 1999 RB
  6.63%, 04/01/28                               1,000        976,230
--------------------------------------------------------------------
Lancaster (County of) Industrial Development
  Authority (Garden Sport Village Project);
  Series 2000 A RB
  7.60%, 05/01/22                                 250        255,083
--------------------------------------------------------------------
  7.63%, 05/01/31                                 500        509,190
--------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Philadelphia Geriatric
  Center); Series 1999 A RB
  7.38%, 12/01/30                               1,340      1,347,303
--------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Temple Continuing Care
  Center); Series 1999 RB
  6.63%, 07/01/19                               1,250      1,126,475
--------------------------------------------------------------------
  6.75%, 07/01/29                                 460        405,407
--------------------------------------------------------------------
North Penn (City of) Health, Hospital and
  Education Authority (Maple Village
  Project); Hospital Series 2000 A RB
  7.80%, 10/01/24                                 250        253,555
--------------------------------------------------------------------
  8.00%, 10/01/32                                 800        817,464
--------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association
  Inc. Project); Student Housing Series 2000
  A RB
  6.75%, 09/01/20                                 500        519,925
--------------------------------------------------------------------
  6.75%, 09/01/32                                 325        335,098
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Hospitals & Higher
  Educational Facilities Authority (Chestnut
  Hill College); Series 1999 RB
  6.00%, 10/01/29                              $  500   $    479,425
====================================================================
                                                          13,664,014
====================================================================

SOUTH CAROLINA-1.65%

South Carolina (State of) Jobs and Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities Improvement
  Series 2000 A RB
  7.38%, 12/15/21                                 800        874,768
--------------------------------------------------------------------
South Carolina (State of) Jobs and Economic
  Development Authority (Westley Commons
  Project); Health Facilities First Mortgage
  Series 2000 RB
  7.75%, 10/01/15                                 700        719,817
--------------------------------------------------------------------
  8.00%, 10/01/31                                 300        300,321
====================================================================
                                                           1,894,906
====================================================================

TEXAS-11.60%

Abilene (City of) Health Facilities
  Development Authority (Sears Methodist
  Retirement); Corporate Retirement
  Facilities Series 1998 A RB
  5.88%, 11/15/18                               1,000        891,380
--------------------------------------------------------------------
Abilene (City of) Health Facilities
  Development Authority (Sears Methodist
  Retirement); Corporate Retirement
  Facilities Series 1999 RB
  5.88%, 11/15/18                                 450        397,031
--------------------------------------------------------------------
  6.00%, 11/15/29                                 550        473,743
--------------------------------------------------------------------
Atlanta (City of) Hospital Authority;
  Hospital Facility Series 1999 RB
  6.70%, 08/01/19                                 500        469,330
--------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Villa Madrid/Cumberland Apartments);
  Multifamily Housing Series 1998 A RB
  7.25%, 05/01/16                                 200        203,556
--------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care Project); Hospital Series 2001 A RB
  6.38%, 06/01/29                                 500        527,460
--------------------------------------------------------------------
Harris (County of) Health Facility
  Development Corp. (St. Lukes Episcopal
  Hospital); Series 2001 A RB
  5.63%, 02/15/18                                 750        769,065
--------------------------------------------------------------------
Houston (City of) Airport System (Continental
  Airlines Project); Special Facilities
  Series 2001 E RB
  6.75%, 07/01/29(b)                            1,500      1,173,435
--------------------------------------------------------------------
Matagorda (County of) NAV District #1
  (Reliant Energy Project); Refunding Series
  1999 B RB
  5.95%, 05/01/30(b)                              500        499,290
--------------------------------------------------------------------
Meadow Parc Development Inc. (Meadow Parc
  Apartments Project); Multifamily Housing
  Series 1998 RB
  6.50%, 12/01/30                               1,000        946,330
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
TEXAS-(CONTINUED)

Midlothian (City of) Development Authority;
  Tax Increment Contract Series 1999 RB
  6.70%, 11/15/23                              $1,000   $    952,910
--------------------------------------------------------------------
Midlothian (City of) Development Authority;
  Tax Increment Contract Series 2001 RB
  7.88%, 11/15/26                               1,000      1,052,030
--------------------------------------------------------------------
Richardson (City of) Hospital Authority
  (Richardson Medical Center); Unrefunded
  Hospital Series 1993 RB
  6.75%, 12/01/23                               1,000      1,015,410
--------------------------------------------------------------------
Texas (State of) Gulf Coast Waste Disposable
  Authority (Diamond Shamrock Corp. Project);
  Texas Pollution Control and Solid Waste
  Disposal Series 1979 RB
  6.75%, 06/01/09(b)                              500        494,470
--------------------------------------------------------------------
Texas (State of) Gulf Coast Waste Disposable
  Authority (Valero Energy Corp. Project);
  Waste Disposal Series 2001 RB
  6.65%, 04/01/32(b)                              900        952,254
--------------------------------------------------------------------
University of Texas (Financing System);
  Series 2001 C RB
  5.00%, 08/15/20                               1,500      1,483,665
--------------------------------------------------------------------
Woodhill Public Facilities Corp. (Woodhill
  Apartments Project); Multifamily Housing
  Series 1999 RB
  7.50%, 12/01/29                               1,000      1,016,190
====================================================================
                                                          13,317,549
====================================================================

VERMONT-0.69%

Vermont (State of) Education & Health
  Buildings Financing Agency (Copley Manor
  Project); Health Care Facilities Series
  1999 RB
  6.25%, 04/01/29                               1,000        787,360
====================================================================

                                                PAR        MARKET
                                               (000)       VALUE

VIRGINIA-2.04%

Hampton (City of) Redevelopment and Housing
  Authority (Olde Hampton Hotel Association);
  First Mortgage Refunding Series 1998 A RB
  6.50%, 07/01/16                              $  500   $    473,375
--------------------------------------------------------------------
Newport News (City of) Redevelopment and
  Housing Authority (Residential Rental-St.
  Michaels); Multifamily Housing Series 1998
  RB
  7.63%, 11/01/18                               1,030        926,413
--------------------------------------------------------------------
Virginia Beach (City of) Development
  Authority (Beverly Inc. Project); Refunding
  Series 2000 IDR
  7.00%, 04/01/10                                 940        944,935
====================================================================
                                                           2,344,723
====================================================================

WISCONSIN-2.21%

Wisconsin (State of) Health & Education
  Facilities Authority (Agnesian Healthcare
  Inc. Project); Series 2001 RB
  6.00%, 07/01/30                                 250        253,100
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (FH Healthcare
  Development Inc. Project); Series 1999 RB
  6.25%, 11/15/20                               1,250      1,259,213
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Oakwood Village
  Project); Series 2000 A RB
  7.63%, 08/15/30                               1,000      1,027,010
====================================================================
                                                           2,539,323
====================================================================
TOTAL INVESTMENTS-99.78% (Cost $115,670,170)             114,517,422
====================================================================
OTHER ASSETS LESS LIABILITIES-0.22%                          248,723
====================================================================
NET ASSETS-100.00%                                      $114,766,145
____________________________________________________________________
====================================================================

Investment Abbreviations

GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(b)  Security subject to the alternative minimum tax.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(d) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are rates in effect on 09/30/01.
(e)  Secured by an escrow fund of U.S. Treasury obligations.
(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g)  Defaulted security.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $115,670,170)                                 $114,517,422
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   669,646
------------------------------------------------------------
  Interest                                         2,399,819
------------------------------------------------------------
Investment for deferred compensation plan             20,018
------------------------------------------------------------
Other assets                                          18,936
============================================================
    Total assets                                 117,625,841
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,133,057
------------------------------------------------------------
  Fund shares reacquired                             279,648
------------------------------------------------------------
  Dividends                                          309,506
------------------------------------------------------------
  Deferred compensation plan                          20,018
------------------------------------------------------------
Accrued distribution fees                             94,118
------------------------------------------------------------
Accrued transfer agent fees                            2,659
------------------------------------------------------------
Accrued operating expenses                            20,690
============================================================
    Total liabilities                              2,859,696
============================================================
Net assets applicable to shares outstanding     $114,766,145
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $ 73,512,456
____________________________________________________________
============================================================
Class B                                         $ 32,764,152
____________________________________________________________
============================================================
Class C                                         $  8,489,537
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                            8,442,545
____________________________________________________________
============================================================
Class B                                            3,757,603
____________________________________________________________
============================================================
Class C                                              973,628
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       8.71
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.71 divided by
      95.25%)                                   $       9.14
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       8.72
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       8.72
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended September 30, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                           3,593,223
============================================================

EXPENSES:

Advisory fees                                        316,342
------------------------------------------------------------
Administrative services fees                          25,069
------------------------------------------------------------
Custodian fees                                         2,236
------------------------------------------------------------
Distribution fees -- Class A                          86,330
------------------------------------------------------------
Distribution fees -- Class B                         144,206
------------------------------------------------------------
Distribution fees -- Class C                          38,560
------------------------------------------------------------
Transfer agent fees                                   21,393
------------------------------------------------------------
Trustees' fees                                         2,967
------------------------------------------------------------
Other                                                 62,989
============================================================
    Total expenses                                   700,092
============================================================
Less: Fees waived                                   (272,636)
------------------------------------------------------------
    Expenses paid indirectly                            (556)
============================================================
    Net expenses                                     426,900
============================================================
Net investment income                              3,166,323
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                        (905,113)
============================================================
Change in net unrealized appreciation of
  investment securities                            2,199,339
============================================================
Net gain from investment securities                1,294,226
============================================================
Net increase in net assets resulting from
  operations                                      $4,460,549
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended September 30, 2001 and the year ended March 31, 2001 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2001             2001
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $  3,166,323     $  4,483,064
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (905,113)      (3,192,523)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   2,199,339        2,558,954
===========================================================================================
    Net increase in net assets resulting from operations         4,460,549        3,849,495
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (2,161,147)      (3,090,333)
-------------------------------------------------------------------------------------------
  Class B                                                         (787,096)      (1,280,944)
-------------------------------------------------------------------------------------------
  Class C                                                         (210,287)        (273,602)
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                               --           (6,796)
-------------------------------------------------------------------------------------------
  Class B                                                               --           (3,264)
-------------------------------------------------------------------------------------------
  Class C                                                               --             (700)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        9,847,926       24,659,023
-------------------------------------------------------------------------------------------
  Class B                                                        6,675,266        5,708,561
-------------------------------------------------------------------------------------------
  Class C                                                        1,593,491        2,742,674
===========================================================================================
    Net increase in net assets                                  19,418,702       32,304,114
===========================================================================================

NET ASSETS:

  Beginning of period                                           95,347,443       63,043,329
===========================================================================================
  End of period                                               $114,766,145     $ 95,347,443
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $123,858,100     $105,741,417
-------------------------------------------------------------------------------------------
  Undistributed net investment income                              (98,139)        (110,507)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (7,841,068)      (6,935,955)
-------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (1,152,748)      (3,347,512)
===========================================================================================
                                                              $114,766,145     $ 95,347,443
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM High Income Municipal Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.

   The Fund's investments include lower-rated and unrated debt securities which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertainties exist as to an issuer's ability to meet principal and interest payments. Securities rated below investment grade and comparable unrated securities represented approximately 89% of the Fund's investment portfolio at the end of the period.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends", as defined in the Internal Revenue Code. The Fund has a capital loss carryforward of $4,565,705 as of March 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2009.

E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-CHANGE IN ACCOUNTING PRINCIPLE

As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to April 1, 2001, the Fund did not amortize discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $4,575 increase in the cost of securities and a corresponding $4,575 decrease in net unrealized gains and losses, based on securities held by the Fund on April 1, 2001.

  The effect of this change in 2001 was to increase net investment income by $4,115, decrease net unrealized gains and losses by $4,115, and increase the ratio of net investment income to average net assets by $0.01. Net investment income per share and net realized and unrealized gains and losses per share remained unchanged.

NOTE 3-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                   ANNUAL RATE
----------                                   -----------
First $500 million                            0.60%
--------------------------------------------------------
Over $500 million up to and including $1
  billion                                     0.55%
--------------------------------------------------------
Over $1 billion up to and including $1.5
  billion                                     0.50%
--------------------------------------------------------
Over $1.5 billion                             0.45%
________________________________________________________
========================================================

  During the six months ended September 30, 2001, AIM waived fees of $272,636. The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2001, AIM was paid $25,069 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2001, AFS was paid $12,230 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended September 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $86,330, $144,206 and $38,560, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $27,216 from sales of the Class A shares of the Fund during the six months ended September 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended September 30, 2001, AIM Distributors received $696 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended September 30, 2001, the Fund paid legal fees of $1,098 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 4-INDIRECT EXPENSES

For the six months ended September 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $556 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $556.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended September 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended September 30, 2001 was $25,833,900 and $6,920,018 respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of September 30, 2001 was as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 2,928,444
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (4,072,503)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                    $(1,144,059)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $115,661,481.

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended September 30, 2001 and the year ended March 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                YEAR ENDED
                                                                    SEPTEMBER 30,                   MARCH 31,
                                                                         2001                         2001
                                                              --------------------------    -------------------------
                                                                SHARES         AMOUNT         SHARES        AMOUNT
                                                              ----------    ------------    ----------    -----------
Sold:
  Class A                                                      2,918,907    $ 25,368,080     3,718,805    $31,879,509
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,049,576       9,119,478     1,501,090     12,898,072
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        412,875       3,589,770       672,004      5,765,277
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        110,603         959,557       175,324      1,502,755
---------------------------------------------------------------------------------------------------------------------
  Class B                                                         38,137         331,454        66,246        568,270
---------------------------------------------------------------------------------------------------------------------
  Class C                                                         13,275         115,324        18,201        156,143
=====================================================================================================================
Reacquired:
  Class A                                                     (1,895,978)    (16,479,711)   (1,015,267)    (8,723,241)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (320,237)     (2,775,666)     (904,478)    (7,757,781)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       (242,371)     (2,111,603)     (370,320)    (3,178,746)
=====================================================================================================================
                                                               2,084,787    $ 18,116,683     3,861,605    $33,110,258
_____________________________________________________________________________________________________________________
=====================================================================================================================


NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                            ---------------------------------------------------------------------
                                                                                                                 JANUARY 2, 1998
                                                                                                                 (DATE OPERATIONS
                                                            SIX MONTHS ENDED        YEAR ENDED MARCH 31,          COMMENCED) TO
                                                             SEPTEMBER 30,      -----------------------------       MARCH 31,
                                                                  2001           2001       2000       1999            1998
                                                            ----------------    -------    -------    -------    ----------------
Net asset value, beginning of period                            $  8.59         $  8.72    $ 10.04    $  9.99        $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.27(a)         0.54       0.56       0.54           0.11
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.12           (0.11)     (1.32)      0.05          (0.01)
=================================================================================================================================
    Total from investment operations                               0.39            0.43      (0.76)      0.59           0.10
=================================================================================================================================
Less dividends from net investment income                         (0.27)          (0.56)     (0.56)     (0.54)         (0.11)
=================================================================================================================================
Net asset value, end of period                                  $  8.71         $  8.59    $  8.72    $ 10.04        $  9.99
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                    4.63%           5.12%     (7.79)%     6.01%          1.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $73,512         $62,820    $38,645    $49,570        $17,787
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.55%(c)        0.55%      0.50%      0.29%          0.25%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.07%(c)        1.17%      1.28%      1.29%          1.65%(d)
=================================================================================================================================
Ratio of net investment income to average net assets               6.26%(a)(c)     6.23%      5.95%      5.41%          4.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                               7%             15%        51%        30%            21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have been $0.27 and the ratio of net investment income to average net assets would have been 6.25%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $68,875,171.
(d)  Annualized.

                                                                                           CLASS B
                                                            ---------------------------------------------------------------------
                                                                                                                 JANUARY 2, 1998
                                                                                                                 (DATE OPERATIONS
                                                            SIX MONTHS ENDED        YEAR ENDED MARCH 31,          COMMENCED) TO
                                                             SEPTEMBER 30,      -----------------------------       MARCH 31,
                                                                  2001           2001       2000       1999            1998
                                                            ----------------    -------    -------    -------    ----------------
Net asset value, beginning of period                            $  8.61         $  8.72    $ 10.04    $  9.99         $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.24(a)         0.47       0.48       0.47           0.09
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.11           (0.10)     (1.32)      0.04          (0.01)
=================================================================================================================================
    Total from investment operations                               0.35            0.37      (0.84)      0.51           0.08
=================================================================================================================================
Less dividends from net investment income                         (0.24)          (0.48)     (0.48)     (0.46)         (0.09)
=================================================================================================================================
Net asset value, end of period                                  $  8.72         $  8.61    $  8.72    $ 10.04         $ 9.99
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                    4.09%           4.44%     (8.54)%     5.23%          0.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $32,764         $25,730    $20,298    $13,850         $2,699
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.30%(c)        1.30%      1.26%      1.04%          1.00%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.82%(c)        1.92%      2.04%      2.04%          2.44%(d)
=================================================================================================================================
Ratio of net investment income to average net assets               5.51%(a)(c)     5.48%      5.19%      4.66%          4.05%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                               7%             15%        51%        30%            21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have been $0.24 and the ratio of net investment income to average net assets would have been 5.50%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $28,762,380.
(d)  Annualized.

                                                                                           CLASS C
                                                              ------------------------------------------------------------------
                                                                                                                JANUARY 2, 1998
                                                                                                                (DATE OPERATIONS
                                                              SIX MONTHS ENDED       YEAR ENDED MARCH 31,        COMMENCED) TO
                                                               SEPTEMBER 30,      --------------------------       MARCH 31,
                                                                    2001           2001      2000      1999           1998
                                                              ----------------    ------    ------    ------    ----------------
Net asset value, beginning of period                               $ 8.61         $ 8.72    $10.04    $ 9.99         $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.24(a)        0.47      0.48      0.47           0.09
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.11          (0.10)    (1.32)     0.04          (0.01)
================================================================================================================================
    Total from investment operations                                 0.35           0.37     (0.84)     0.51           0.08
================================================================================================================================
Less dividends from net investment income                           (0.24)         (0.48)    (0.48)    (0.46)         (0.09)
================================================================================================================================
Net asset value, end of period                                     $ 8.72         $ 8.61    $ 8.72    $10.04         $ 9.99
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                      4.09%          4.43%    (8.54)%    5.23%          0.79%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $8,490         $6,797    $4,100    $3,017         $  738
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.30%(c)       1.30%     1.26%     1.04%          1.00%(d)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                1.82%(c)       1.92%     2.04%     2.04%          2.44%(d)
================================================================================================================================
Ratio of net investment income to average net assets                 5.51%(a)(c)    5.48%     5.19%     4.66%          4.05%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                                 7%            15%       51%       30%            21%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have been $0.24 and the ratio of net investment income to average net assets would have been 5.50%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $7,690,945.
(d)  Annualized.

BOARD OF TRUSTEES

Robert H. Graham
Chairman, President and Chief Executive
Officer A I M Management Group Inc.

Frank S. Bayley
Partner, Baker & McKenzie

Bruce L. Crockett
Director
ACE Limited;
Formerly Director, President, and
Chief Executive Officer
COMSAT Corporation

Owen Daly II
Formerly, Director
Cortland Trust, Inc.

Albert R. Dowden
Chairman, Cortland Trust, Inc. and DHJ Media,
Inc.; and Director, Magellan
Insurance Company

Edward K. Dunn Jr.
Formerly, Chairman, Mercantile Mortgage Corp.;
Vice Chairman, President
and Chief Operating Officer,
Mercantile-Safe Deposit & Trust Co.;
and President, Mercantile Bankshares

Jack M. Fields
Chief Executive Officer
Twenty First Century Group, Inc.;
Formerly Member of the U.S. House of
Representatives

Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visting Committee,
Harvard University Graduate
School of Education, New School
University; Formerly, Chief Executive
Officer, YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper

Ruth H. Quigley
Private Investor

Louis S. Sklar
Executive Vice President
Development and Operations,
Hines Interests
Limited Partnership

OFFICERS

Robert H. Graham
Chairman and President

Carol F. Relihan
Senior Vice President and
Secretary

Gary T. Crum
Senior Vice President

Dana R. Sutton
Vice President and Treasurer

Melville B. Cox
Vice President

Karen Dunn Kelley
Vice President

Mary J. Benson
Assistant Vice President and
Assistant Treasurer

Sheri Morris
Assistant Vice President and
Assistant Treasurer

OFFICE OF THE FUND

11 Greenway Plaza
Suite 100
Houston, TX 77046

INVESTMENT ADVISOR

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046

TRANSFER AGENT

A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

CUSTODIAN

The Bank of New York
100 Church Street
New York, NY 10286

COUNSEL TO THE FUND

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street
Philadelphia, PA 19103

COUNSEL TO THE TRUSTEES

Kramer, Levin, Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022

DISTRIBUTOR

A I M Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046

                                EQUITY FUNDS                                           A I M Management Group Inc. has provided
                                                                                       leadership in the mutual fund industry since
      DOMESTIC EQUITY FUNDS                 INTERNATIONAL/GLOBAL EQUITY FUNDS          1976 and managed approximately $141 billion
                                                                                       in assets for 10.1 million shareholders,
         MORE AGGRESSIVE                            MORE AGGRESSIVE                    including individual investors, corporate
                                                                                       clients and financial institutions, as of
AIM Small Cap Opportunities(1)              AIM Developing Markets                     September 30, 2001.
AIM Mid Cap Opportunities(1)                AIM European Small Company                     The AIM Family of Funds--Registered
AIM Large Cap Opportunities(1)              AIM Asian Growth                           Trademark-- is distributed nationwide, and
AIM Emerging Growth                         AIM International Emerging Growth          AIM today is the tenth-largest mutual fund
AIM Small Cap Growth                        AIM Global Aggressive Growth               complex in the United States in assets under
AIM Aggressive Growth                       AIM European Development                   management, according to Strategic Insight,
AIM Mid Cap Growth                          AIM Euroland Growth                        an independent mutual fund monitor.
AIM Dent Demographic Trends                 AIM International Equity                       AIM is a subsidiary of AMVESCAP PLC, one
AIM Constellation                           AIM Global Growth                          of the world's largest independent financial
AIM Large Cap Growth                        AIM Worldwide Spectrum                     services companies with $361 billion in
AIM Weingarten                              AIM Global Trends                          assets under management as of September 30,
AIM Small Cap Equity                        AIM International Value(3)                 2001.
AIM Capital Development
AIM Charter                                         MORE CONSERVATIVE
AIM Mid Cap Equity
AIM Select Equity(2)                               SECTOR EQUITY FUNDS
AIM Value II
AIM Value                                           MORE AGGRESSIVE
AIM Blue Chip
AIM Basic Value                             AIM New Technology
AIM Large Cap Basic Value                   AIM Global Telecommunications and Technology
AIM Balanced                                AIM Global Energy(4)
AIM Basic Balanced                          AIM Global Infrastructure
                                            AIM Global Financial Services
                                            AIM Global Health Care
     MORE CONSERVATIVE                      AIM Global Utilities
                                            AIM Real Estate(5)

                                                    MORE CONSERVATIVE

                             FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS                  TAX-FREE FIXED-INCOME FUNDS

      MORE AGGRESSIVE                               MORE AGGRESSIVE

AIM High Yield II                           AIM High Income Municipal
AIM High Yield                              AIM Municipal Bond
AIM Strategic Income                        AIM Tax-Free Intermediate
AIM Income                                  AIM Tax-Exempt Cash
AIM Global Income
AIM Intermediate Government
AIM Floating Rate                                   MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

     MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change.
(1) Closed to new investors. (2) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (3) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (4) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (5) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after January 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

[DALBAR AWARD LOGO APPEARS HERE]                        [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                         INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       HIM-SAR-1

A I M Distributors, Inc.